Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of related party transactions outstanding
The following is a summary of the amounts recorded under due to related parties in the consolidated balance sheets at December 31, 2021 and 2020:

(in ‘000)	December 31, 2021	December 31, 2020
Interfusion B.V.	—	985
T-Fone B.V.	—	630